CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Product sales	$ 968,465,125	$ 912,809,125	$ 1,127,537,872
Product sales - related party	63,656,237	6,757,761
Processing services	666,771	72,470,242	78,040,989
Total net revenues	969,131,896	985,279,367	1,205,578,861
Cost of revenues:
Product sales	1,004,098,750	841,325,640	807,457,192
Product sales - related party	68,278,711	6,657,392
Processing services	726,803	47,900,583	50,157,941
Total cost of revenues	1,004,825,553	889,226,223	857,615,133
Gross profit (loss)	(35,693,657)	96,053,144	347,963,728
Operating expenses (income):
Sales and marketing	33,646,350	17,232,686	8,359,858
General and administrative	50,881,639	38,549,922	43,314,291
Research and development	44,101,917	47,055,271	36,262,716
Other operating expense (income)	(1,655,426)	(18,327,201)	14,082,643
Impairment of long-lived assets	6,437,716
Goodwill impairment	6,160,545
Intangible asset impairment	3,764,464
Total operating expenses	143,337,205	84,510,678	102,019,508
Income (loss) from operations	(179,030,862)	11,542,466	245,944,220
Non-operating expenses (income):
Interest income	(7,118,250)	(7,862,339)	(1,835,016)
Interest expense	50,628,707	37,190,296	23,245,598
Foreign exchange losses (gains)	(1,385,622)	(6,612,305)	1,813,711
(Gains) losses on derivatives, net	53,945	15,296,530	(6,268,072)
Investment loss		193,408
Gains on repurchase of convertible notes		(28,349,939)	(5,891)
Other-than-temporary impairment loss on available-for-sale investment		6,207,119
Total non-operating expenses	42,178,780	16,062,770	16,950,330
Income (loss) before income tax, noncontrolling interests	(221,209,642)	(4,520,304)	228,993,890
Income tax (expense) benefit	(21,352,490)	4,851,479	(59,997,804)
Net income (loss)	(242,562,132)	331,175	168,996,086
Less: net loss attributed to noncontrolling interests	(46,593)	(1,789)
Net income (loss) attributed to ReneSola Ltd.	$ (242,515,539)	$ 332,964	$ 168,996,086
Earnings (loss) per share
Basic (in dollars per share)	$ (1.40)	$ 0.00	$ 0.98
Diluted (in dollars per share)	$ (1.40)	$ 0.00	$ 0.97
Weighted average number of shares used in computing earnings per share
Basic (in shares)	172,671,369	173,496,901	172,870,921
Diluted (in shares)	172,671,369	173,870,162	175,111,731